CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2016		¥ 398,427		¥ 6,120		¥ 452,369			¥ 32,511		¥ (134,264)		¥ 50,464		¥ 407,200		¥ (8,773)
Balance (Shares) at Dec. 31, 2016 | shares				100,000,000	100,000,000
Net income/(loss)		(53,600)									(47,974)				(47,974)		(5,626)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs		437,829		¥ 662		437,167									437,829
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares) | shares				10,000,000	10,000,000
Share-based compensation (Note 16)		95,307				95,307									95,307
Appropriation of statutory reserves									13,855		(13,855)
Distribution to a shareholder	[1]	(571,807)				(452,369)					(119,438)				(571,807)
Other comprehensive income		(10,424)											(10,424)		(10,424)
Balance at Dec. 31, 2017		295,732		¥ 6,782		532,474			46,366		(315,531)		40,040		310,131		(14,399)
Balance (Shares) at Dec. 31, 2017 | shares				110,000,000	110,000,000
Net income/(loss)		142,436									142,958				142,958		(522)
Issuance of ordinary shares for business acquisition ,Value	[2]	9,212		¥ 14		9,198									9,212
Issuance of ordinary shares for business acquisition, Shares | shares	[2]			216,021	216,021
Issuances in relation to share option exercise		39,986		¥ 278		39,708									39,986
Issuances in relation to share option exercise (Shares) | shares				4,388,397	4,388,397
Cash-settled share-based compensation (Note 16)		(1,721)				(1,721)									(1,721)
Share-based compensation (Note 16)		20,352				20,352									20,352
Appropriation of statutory reserves									31,979		(31,979)
Other comprehensive income		2,419											2,419		2,419
Repurchase of ordinary shares, Value	[3]	(23,460)						¥ (23,460)							(23,460)
Repurchase of ordinary shares, Shares | shares	[3]			(825,174)	(825,174)
Effect of adoption of ASU 2014-09 (Note 4) at Dec. 31, 2018		(44,122)									(44,122)				(44,122)
Balance at Dec. 31, 2018		440,834		¥ 7,074		600,011		(23,460)	78,345		(248,674)		42,459		455,755		(14,921)
Balance (Shares) at Dec. 31, 2018 | shares				113,779,244	113,779,244
Net income/(loss)		144,560	$ 20,765								148,100				148,100		(3,540)
Acquisition of subsidiary (Note 4)		33,866															33,866
Issuances in relation to share option exercise		4,647		¥ 32		4,615									4,647
Issuances in relation to share option exercise (Shares) | shares				468,384	468,384
Share-based compensation (Note 16)		47,889				47,889									47,889
Appropriation of statutory reserves									26,485		(26,485)
Other comprehensive income		(1,542)	(221)										(1,542)		(1,542)
Repurchase of ordinary shares, Value	[4]	(45,953)						(45,953)							(45,953)
Repurchase of ordinary shares, Shares | shares	[4]			(1,492,308)	(1,492,308)
Retirement of treasury shares, Value	[4]			¥ (160)		(69,253)		¥ 69,413
Balance at Dec. 31, 2019		¥ 624,301	$ 89,676	¥ 6,946	$ 998	¥ 583,262	$ 83,780		¥ 104,830	$ 15,058	¥ (127,059)	$ (18,251)	¥ 40,917	$ 5,877	¥ 608,896	$ 87,462	¥ 15,405	$ 2,214
Balance (Shares) at Dec. 31, 2019 | shares				112,755,320	112,755,320

[1]	On September 18, 2017, the Board of Directors approved cash distributions that was paid by the Company to the sole shareholder amounting to US$87,000.
[2]	On November 1, 2017, the Group acquired 100% equity interest of Edge Franchising, a leading Hong Kong-based admissions consulting company specializing in overseas boarding school and college placement, and certain fixed assets, intellectual properties, material contracts and key employees of the educational consulting business (“Edge Business”) from a seller in which a managing director of Bain Capital Education IV Cayman Limited (“Bain Capital Education IV”) is a director and minority shareholder (Note 13). In accordance with the sale and purchase agreement, the Company shall issue to the selling shareholder 216,021 ordinary shares, which was issued on January 2, 2018.
[3]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company’s ordinary shares. As of December 31, 2018, pursuant to the share repurchase program, the Company repurchased 412,587 outstanding ADS representing 825,174 outstanding ordinary shares for an aggregated purchase price of RMB23,460, of which RMB2,093 was not settled. (Note 2)
[4]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company’s ordinary shares. As of December 31, 2019, pursuant to the share repurchase program, the Company repurchased 1,158,741 outstanding ADS representing 2,317,482 outstanding ordinary shares for an aggregated purchase price of RMB69,413 (US$10,037). All shares repurchased were retired as of December 31, 2019 (Note 2).